Options (Details 3) - USD ($)	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019
Stock based compensation expense components	$ 11,985	$ 71,645	$ 264,568
Research and Development Expense
Stock based compensation expense components	9,719	60,446	212,357
Selling, General and Administrative Expenses
Stock based compensation expense components	$ 2,266	$ 11,199	$ 52,211